Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of restatement adjustment

The effect of the restatement adjustment on the Consolidated Balance Sheet at December 31, 2014 follows:

	As Previously	Restatement
	Reported	Adjustment	As Restated

Total Assets	$1,161,009	$-	$1,161,009

Total Liabilities	1,640,197	-	1,640,197
Common Stock	16,878	-	16,878
Capital in Excess of Par Value	33,864,254	(1,611,300)	32,252,954
Deficit	(34,280,699)	1,611,300	(32,669,399)
Non-controlling interests in Omagine LLC	(79,621)	-	(79,621)
Total Stockholders’ Deficit	(479,188)	-	(479,188)
Total Liabilities and Stockholders' Deficit	$1,161,009	$-	$1,161,009

The effect of the restatement adjustment on the Consolidated Statement of Operations for the year ended December 31, 2014 follows:

	As Previously	Restatement
	Reported	Adjustment	As Restated
Revenue	$-	$-	$-
Officers and Directors compensation	$3,510,780	($951,200)	$2,559,580
Consulting fees	2,217,203	(660,100)	1,557,103
Other operating expenses	996,558	-	996,558
Total operating expenses	6,724,541	(1,611,300)	5,113,241
Operating loss	(6,724,541)	1,611,300	(5,113,241)
Other expense	(101,388)	-	(101,388)
Net loss	(6,825,929)	1,611,300	(5,214,629)
Add net loss attributable to non-controlling interests in Omagine LLC	53,669	-	53,669
Net loss attributable to Omagine, Inc.	$(6,772,260)	$1,611,300	$(5,160,960)
Loss per share - basic and diluted	$(0.42)	$0.10	$(0.32)
Weighted average number of shares outstanding - basic and diluted	16,273,965	-	16,273,965

The effect of the restatement adjustment on the Consolidated Statement of Cash Flows for the year ended December 31, 2014 follows:

	As Previously	Restatement
	Reported	Adjustment	As Restated

Net loss	$(6,772,260)	$1,611,300	$(5,160,960)

Stock-based compensation related to stock options	5,098,156	(1,611,300)	3,486,856
Other adjustments to reconcile net loss to net cash flows used by operating activities:	305,767	-	305,767
Changes in operating assets and liabilities	(5,873)	-	(5,873)
Net cash flows used by operating activities	(1,374,210)	-	(1,374,210)
Net cash flows used by investing activities	(3,434)	-	(3,434)
Net cash flows provided by financing activities	2,471,600	-	2,471,600
Net increase in cash	$1,093,956	$-	$1,093,956